Segment Reporting	12 Months Ended
Dec. 31, 2023
Disclosure Of Segment Reporting [Abstract]
Segment Reporting
37. Segment reporting
Basis for segmentation
The Bank identified the operating segments based on the management information reviewed by the chief operating decision maker. As of December 31, 2023, and 2022, the Group has determined that it has only one reportable segment related to banking activities.
Most of the Group’s operations, property and customers are located in Argentina. No customer has generated 10% or more of the Group’s total income.
The following is relevant information on loans and deposits by business line as of December 31, 2023 and 2022:

Group (banking activity) (1)	December 31, 2023	December 31, 2022
Financial assets at amortized cost - Loans and advances	1,975,497,390	2,233,080,125
Corporate banking (2)	137,874,430	209,874,068
Small and medium companies (3)	881,881,010	815,544,667
Retail	955,741,950	1,207,661,390
Other assets	4,134,611,115	3,845,376,549

TOTAL ASSETS	6,110,108,505	6,078,456,674

Financial liabilities at amortized cost – Deposits	3,639,306,660	4,091,312,436
Corporate banking (2) (3)	988,616,579	884,612,690
Small and medium companies (2) (3)	622,225,377	758,005,276
Retail	2,028,464,704	2,448,694,470
Other liabilities	1,056,025,149	861,719,180

TOTAL LIABILITIES	4,695,331,809	4,953,031,616

(1)
It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.

(2)	It includes the Financial Sector.
(3)	It includes Government Sector.
The information in relation to the operating segment (Group banking activity) is the same as that set out in the Consolidated Statement of Profit or Loss, considering that it is the measure used by the Entity’s highest authority in making decisions about the allocation of resources and performance evaluation.